INCOME TAXES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Net Operating Losses	$ 14,849,000	$ 14,986,000
Intangible assets	74,000
Stock based compensation	418,000
Property and equipment	140,000
Valuation Allowance	15,201,000	14,986,000
Net Deferred Tax Asset	$ 0	$ 0